Consolidated Statements of Operations ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2023 CNY (¥) ¥ / shares shares		Aug. 31, 2023 USD ($) $ / shares shares	Aug. 31, 2022 CNY (¥) ¥ / shares shares		Aug. 31, 2021 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Revenue	¥ 2,123,751		$ 292,600	¥ 1,713,965		¥ 1,401,780
Cost of revenue	(1,526,419)		(210,303)	(1,237,306)		(1,180,263)
Gross profit	597,332		82,297	476,659		221,517
Selling, general and administrative expenses	(617,184)		(85,033)	(539,893)		(535,878)
Other operating income	56,043		7,722	5,339		24,969
Impairment loss on property and equipment	(12,891)		(1,776)	(6,586)
Impairment loss on operating lease right-of-use assets				(8,861)		(15,575)
Impairment loss on intangible assets	(2,052)		(283)	(113,385)
Impairment loss on goodwill	(207,830)	[1]	(28,633)	(419,805)	[2]	(84,730)
Operating loss	(186,582)		(25,706)	(606,532)		(389,697)
Interest expense, net	(7,367)		(1,015)	(127,840)		(169,693)
Investment income	60		8	135,309		129,575
Other expenses	(6,677)		(920)	(5,808)		(10,137)
Loss before income taxes and share of equity in loss of unconsolidated affiliates	(200,566)		(27,633)	(604,871)		(439,952)
Income tax expense	(185,918)		(25,615)	(58,919)		(94,176)
Share of equity in loss of unconsolidated affiliates	(339)		(47)	(39,747)		(1,018)
Net loss from continuing operations	(386,823)		(53,295)	(703,537)		(535,146)
Income from discontinued operations, net of tax						369,343
Net loss	(386,823)		(53,295)	(703,537)		(165,803)
Less: Net (loss)/ income attributable to the non-controlling interests	8,311		1,145	5,803		(112,998)
Net loss attributable to Bright Scholar Education Holdings Limited ordinary shareholders	(395,134)		(54,440)	(709,340)		(52,805)
Amounts attributable to Bright Scholar Education Holdings Limited shareholders
Net loss from continuing operations	(395,134)		(54,440)	(709,340)		(540,768)
Income from discontinued operations, net of tax						487,963
Net loss attributable to Bright Scholar Education Holdings Limited shareholders	¥ (395,134)		$ (54,440)	¥ (709,340)		¥ (52,805)
Net earnings/(loss) per share attributable to ordinary shareholders — basic and diluted:
Net loss from continuing operations attributable to ordinary shareholders (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (3.33)		$ (0.46)	¥ (5.98)		¥ (4.54)
Net income from discontinued operations attributable to ordinary shareholders (in Dollars per share and Yuan Renminbi per share) | (per share)						4.09
Net loss attributable to Bright Scholar Education Holdings Limited shareholders (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (3.33)		$ (0.46)	¥ (5.98)		¥ (0.45)
Weighted average shares used in calculating net earnings/(loss) per ordinary share, basic and diluted (in Shares)	118,669,795		118,669,795	118,697,495		119,220,331

[1]

For the year ended August 31, 2023, the Group performed impairment test of its goodwill. The Group has determined that based on the underperformance, the market conditions and other factors, it was more likely than not that there were indications of impairment for Can-achieve, Chengdu Yinzhe, Hangzhou Impression and Leti reporting units. The Group utilized the discounted cash flow model to estimate the fair value of the reporting units and concluded the carrying amount of Can-achieve, Chengdu Yinzhe, Hangzhou Impression and Leti reporting units exceeded their respective fair value. Accordingly, the Group recorded RMB 116,755, RMB 39,840, RMB 30,361 and RMB 20,874 as impairment loss on goodwill of Can-achieve, Chengdu Yinzhe, Hangzhou Impression and Leti reporting units on the consolidated statement of operations for the year ended August 31, 2023, respectively. The key assumptions used in the annual goodwill impairment assessment for these reporting units are a discount rate of 17.5% (Can-achieve); 18.0% (Chengdu Yinzhe); 16.5% (Hangzhou Impression); 25.0% (Leti); a terminal growth rate of 2.0% (Can-achieve); 2.0% (Chengdu Yinzhe); 2.0% (Hangzhou Impression); 2.0% (Leti); and forecasts future revenues. The impairment is recorded in complementary education services reportable segment.

Furthermore, based on the result of the Group’s annual goodwill impairment performed as of August 31, 2023, it is determined that the carrying amount of the Overseas Schools reporting unit did not exceed its fair value, therefore, no impairment loss was recorded. In the Group’s 2023 annual goodwill impairment assessment for the Overseas Schools reporting unit, the key assumptions used are a discount rate of 15.0% (2022: 15.0%), a terminal growth rate of 2.0% (2022: 2.3%) and forecast future revenue.

[2]

For each of the years ended August 31, 2021 and 2022, the Company performed impairment test of its goodwill.

For the year ended August 31, 2021, the Group has determined that based on the underperformance of Elan reporting unit, market conditions and other factors including the adverse impacts from the regulations on after-school tutoring promulgated by the General Office of State Council and the General Office of Central Committee of the Communist Party of China in the fiscal year 2021, it was more likely than not that there were indications of impairment. Furthermore, the Group also has determined that based on the underperformance of the Chengdu Yinzhe reporting unit, market conditions and other factors, it was more likely than not that there were indications of impairment. The Group utilized the discounted cash flow model to estimate the fair value of the reporting units and concluded the carrying amount of Elan and Chengdu Yinzhe reporting unit exceeded their respective fair values. Accordingly, the Group recorded RMB 51,361 and RMB 33,369 as impairment loss on goodwill of Elan and Chengdu Yinzhe on the consolidated statement of operations for the year ended August 31, 2021, respectively. The impairment is recorded in complementary education services reportable segment.

Based on the results of the Group’s annual goodwill impairment assessment performed as of August 31, 2022 for all of reporting units, it is determined that the carrying amounts of the Group’s goodwill reporting units did not exceed their respective fair values and, therefore, no impairment existed, except for the Overseas Schools reporting unit. The Group has determined that based on the underperformance of the Overseas Schools reporting unit, market conditions and other factors, it was more likely than not that there were indications of impairment. The Group utilized the discounted cash flow model to estimate the fair value of the reporting units and concluded the carrying amount of the Overseas Schools reporting unit exceeded its fair value. Accordingly, the Group recorded RMB 419,805 as impairment loss on goodwill on the consolidated statement of operations for the year ended August 31, 2022. The impairment is recorded in Overseas Schools reportable segment.